Intangible Assets, Net - Summary of Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2020	$ 478,476
2021	454,246
2022	186,679
2023	117,285
2024 and thereafter	74,967
Intangible assets, net	$ 1,311,653	$ 1,502,231